Shareholder Report, Line Graph (Details) 193428_Roundhill MSTR WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 23, 2025	Dec. 31, 2025
Roundhill MSTR WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill MSTR WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 2,880
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 10,852